Average Annual Total Returns - FidelityPennsylvaniaMunicipalIncomeFund-PRO - FidelityPennsylvaniaMunicipalIncomeFund-PRO - Fidelity Pennsylvania Municipal Income Fund	Mar. 01, 2024
Fidelity Pennsylvania Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.38%
Past 5 years	2.01%
Past 10 years	2.90%
Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.38%
Past 5 years	1.97%
Past 10 years	2.83%
Fidelity Pennsylvania Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.91%
Past 5 years	2.13%
Past 10 years	2.89%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB039
Average Annual Return:
Past 1 year	6.56%
Past 5 years	2.39%
Past 10 years	3.20%